Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Share capital and premium	Treasury shares	Share options	Reserve For Transactions With Non-Controlling Interests	Reserve for share-based payment transactions	Reserve for remeasurement of defined benefit plan	Foreign currency translation adjustments	Accumulated deficit	Total	Non- controlling interests	Warrants payable	Total
Balance at Dec. 31, 2022	$ 81,620	$ (1,230)	$ 10,291		$ 18,172	$ (762)	$ (2,712)	$ (99,042)	$ 6,413	$ 2,397	$ 76	$ 8,810
Total loss								(65,476)	(65,476)	990		(64,486)
Other comprehensive loss							1,579		1,579	113		1,692
Total comprehensive income (loss)							1,579	(65,476)	(63,897)	1,103		(62,794)
Warrants exercise	286		(52)						234			234
Options exercise	2,637				(804)				1,833			1,833
Issuance of shares to Equity line of Credit (“ELOC’)	1,570								1,570			1,570
Issuance of shares and warrants related to the PIPE, net of issuance expenses	3,557								3,557			3,557
Issuance of shares and warrants	110		679						712		(76)	712
Issuance of shares related to RNER merger transaction	7,208								7,208			7,208
Cost of share-based payment					4,472				4,472			4,472
Balance at Jun. 30, 2023	96,987	(1,230)	10,918		21,840	(762)	(1,133)	(164,518)	(37,898)	3,500		(34,398)
Balance at Dec. 31, 2023	103,386	(1,230)	10,918		24,165	(670)	(3,590)	(186,488)	(53,509)	2,776		(50,733)
Total loss								(27,091)	(27,091)	728		(26,363)
Other comprehensive loss							2,054		2,054	(51)		2,003
Total comprehensive income (loss)							2,054	(27,091)	(25,037)	677		(24,360)
Warrants exercise	6,092								6,092			6,092
Conversion of convertible loans	12,269								12,269			12,269
Issuance of shares and warrants, net of issuance expenses	2,160								2,160			2,160
Cost of share-based payment					1,956				1,956			1,956
Transactions with non-controlling interests				(3,287)					(3,287)	(3,481)		(6,768)
Balance at Jun. 30, 2024	$ 123,907	$ (1,230)	$ 10,918	$ (3,287)	$ 26,121	$ (670)	$ (1,536)	$ (213,579)	$ (59,356)	$ (28)		$ (59,384)